Schedule of Investments (unaudited)	iShares® MSCI Europe Financials ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.6%
Erste Group Bank AG	296,233	$7,300,642
Belgium — 2.1%
Ageas SA/NV	138,798	4,804,934
Groupe Bruxelles Lambert NV	85,752	6,322,184
KBC Group NV	214,945	10,772,126
Sofina SA(a)	13,420	2,616,884
		24,516,128
Denmark — 1.4%
Danske Bank A/S	593,344	9,571,223
Tryg A/S	310,136	6,708,004
		16,279,227
Finland — 4.1%
Nordea Bank Abp	2,939,439	28,079,040
Sampo OYJ, Class A	411,872	18,833,974
		46,913,014
France — 10.0%
Amundi SA(b)	53,184	2,509,216
AXA SA	1,609,357	39,742,875
BNP Paribas SA	956,949	44,875,050
Credit Agricole SA	1,044,067	9,473,507
Eurazeo SE	37,210	2,123,404
Societe Generale SA	684,454	15,699,335
Wendel SE	22,882	1,791,704
		116,215,091
Germany — 13.3%
Allianz SE, Registered	351,741	63,279,763
Commerzbank AG(c)	917,577	7,331,164
Deutsche Bank AG, Registered	1,778,737	16,954,463
Deutsche Boerse AG	163,754	26,629,616
Hannover Rueck SE	51,815	8,431,543
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	120,654	31,849,730
		154,476,279
Italy — 6.9%
Assicurazioni Generali SpA	955,194	14,334,692
FinecoBank Banca Fineco SpA	526,167	7,090,409
Intesa Sanpaolo SpA	14,204,358	27,080,998
Mediobanca Banca di Credito Finanziario SpA	524,158	4,748,654
Poste Italiane SpA(b)	453,273	3,949,939
UniCredit SpA	1,788,227	22,176,275
		79,380,967
Netherlands — 5.6%
ABN AMRO Bank NV, CVA(b)	367,478	3,612,541
Aegon NV	1,541,888	7,137,642
Euronext NV(b)	73,980	4,695,425
EXOR NV, NVS(c)	94,155	6,327,308
ING Groep NV(c)	3,364,133	33,101,674
NN Group NV	240,295	10,174,675
		65,049,265
Norway — 1.5%
DNB Bank ASA	799,176	14,134,928
Gjensidige Forsikring ASA	173,688	3,174,795
		17,309,723
Spain — 6.9%
Banco Bilbao Vizcaya Argentaria SA	5,732,560	29,573,062
Banco Santander SA	14,707,464	38,143,449
Security	Shares	Value

Spain (continued)
CaixaBank SA	3,821,224	$12,671,344
		80,387,855
Sweden — 7.5%
EQT AB	257,603	5,069,611
Industrivarden AB, Class A	111,357	2,522,001
Industrivarden AB, Class C	131,508	2,953,067
Investor AB, Class A	429,553	7,304,443
Investor AB, Class B	1,570,677	25,634,407
Kinnevik AB, Class B(c)	210,833	2,604,513
L E Lundbergforetagen AB, Class B	64,902	2,561,528
Skandinaviska Enskilda Banken AB, Class A	1,401,055	14,771,871
Svenska Handelsbanken AB, Class A	1,252,867	11,640,422
Swedbank AB, Class A	781,572	11,651,713
		86,713,576
Switzerland — 15.3%
Baloise Holding AG, Registered	39,512	5,398,214
Credit Suisse Group AG, Registered	2,288,049	9,478,151
Julius Baer Group Ltd.	190,262	9,128,554
Partners Group Holding AG	19,583	17,577,367
Swiss Life Holding AG, Registered	27,215	13,178,103
Swiss Re AG	259,907	19,307,129
UBS Group AG, Registered	3,029,049	48,023,003
Zurich Insurance Group AG	129,609	55,235,970
		177,326,491
United Kingdom — 24.0%
3i Group PLC	837,951	11,160,136
abrdn PLC	1,765,843	3,217,683
Admiral Group PLC	155,943	3,606,279
Aviva PLC	2,440,226	11,704,847
Barclays PLC	14,400,114	24,469,420
Hargreaves Lansdown PLC	309,960	2,708,927
HSBC Holdings PLC	17,306,891	88,819,819
Legal & General Group PLC	5,155,690	13,792,809
Lloyds Banking Group PLC	60,008,889	28,820,290
London Stock Exchange Group PLC	283,730	24,594,282
M&G PLC	2,220,409	4,462,187
NatWest Group PLC, NVS	4,622,988	12,451,099
Phoenix Group Holdings PLC	648,663	4,037,260
Prudential PLC	2,364,544	21,965,807
Schroders PLC	635,099	2,851,598
St. James’s Place PLC	466,399	5,695,453
Standard Chartered PLC	2,171,797	12,975,914
		277,333,810
Total Long-Term Investments — 99.2%
(Cost: $1,591,501,376)		1,149,202,068

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	692,848	692,709

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	460,000	$460,000

Total Short-Term Securities — 0.1%
(Cost: $1,152,715)		1,152,709

Total Investments — 99.3%
(Cost: $1,592,654,091)		1,150,354,777

Other Assets Less Liabilities — 0.7%		8,036,628

Net Assets — 100.0%		$1,158,391,405

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,031,168	$—		$(1,338,759	)(a)	$426	$(126)	$692,709	692,848	$2,876	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	90,000	(a)	—		—	—	460,000	460,000	2,074		—
						$426	$(126)	$1,152,709		$4,950		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	193	12/16/22	$6,892	$71,433
FTSE 100 Index	30	12/16/22	2,447	(103,836)
				$(32,403)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,327,308	$1,142,874,760	$—	$1,149,202,068
Money Market Funds	1,152,709	—	—	1,152,709
	$7,480,017	$1,142,874,760	$—	$1,150,354,777
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$71,433	$—	$71,433
Liabilities
Futures Contracts	—	(103,836)	—	(103,836)
	$—	$(32,403)	$—	$(32,403)

(a)      Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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